Other investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Other investments
Available-for-sale debt securities, Original cost	¥ 57,000		¥ 94,438
Other investments, Original cost	3,610,164		3,354,724
Equity investments with readily determinable fair value, Unrealized gains (loss)	148,170	$ 20,299	(18,054)	¥ 546,031
Other investments, Unrealized gains (loss)	450		84,673
Available-for-sale debt securities, Accumulated impairment	(3,000)		(35,073)
Equity investments without readily determinable fair value, Accumulated impairment	(36,000)		0	0
Other investments, Accumulated impairment	(358,508)		(609,911)
Available-for-sale debt securities, Translation difference			135
Other investments, Translation difference	103,383		86,703
Available-for-sale debt securities, Estimated Fair value	54,000		59,500
Other Investments, Estimated Fair value	3,355,489		2,916,189		$ 459,700
Gain on disposal of the investment	0		0	304,570
Equity method investment impairment loss recovered	96,624
Proceeds from sale of debt securities, available-for-sale	185		0	0
Debt securities, available-for-sale, unrealized loss	2,314		0	0
Available for sale debt securities impairment loss	3,000		0	0
Equity investments with readily determinable fair value
Other investments
Equity investments with readily determinable fair value, Original cost	332,025		223,852
Equity investments with readily determinable fair value, Unrealized gains (loss)	(148,732)		(168,354)
Equity investments with readily determinable fair value, Accumulated impairment			(48,634)
Equity investments with readily determinable fair value, Translation difference	3,884		11,855
Equity investments with readily determinable fair value, Estimated Fair value	187,177		18,719
Gain on disposal of the investment	899		0	2,412
Equity investments with readily determinable fair value cost value	7,405		0	4,760
Revaluation Of Equity Investments With Readily Determinable Fair Value	13,403		(22,723)	(62,390)
Dividend income	187		0	22
Equity method investment impairment loss recovered	48,634
Equity investments without readily determinable fair value
Other investments
Equity investments without readily determinable fair value, Original cost	3,221,139		3,036,434
Equity investments with readily determinable fair value, Unrealized gains (loss)	7,000		0	0
Equity investments without readily determinable fair value, Unrealized gains (loss)	149,182		253,027
Equity investments without readily determinable fair value, Accumulated impairment	(355,508)		(526,204)
Equity investments without readily determinable fair value, Translation difference	99,499		74,713
Equity investments without readily determinable fair value, Estimated Fair value	3,114,312		2,837,970
Impairment loss on equity investments without readily determinable fair value	58,246		19,105	93,904
Dividend income	233,646		29,790	28,612
Dividend from other investments as reinvestment	225,212		28,526
Equity securities without readily determinable fair value, net asset value	(103,482)		(25,122)	275,217
Equity method investment impairment loss recovered	192,942
Proceeds from sale of equity securities, FV-NI	7,000		¥ 0	¥ 0
Available-for-Sale Securities
Other investments
Equity method investment impairment loss recovered	¥ 35,073